UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-7093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Item 1: Report to Shareholders

Summit Cash Reserves Fund	April 30, 2008

The views and opinions in this report were current as of April 30, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The turmoil in late 2007 and early 2008 may go down as one of the most remarkable and volatile periods in the history of the fixed-income markets, but very high-quality bonds and short-term securities emerged relatively unscathed. While nervous investors shunned a wide variety of corporate and asset-backed debt, they remained comfortable holding securities with either a federal government backing, such as GNMAs, or that were highly liquid, such as traditional short-term money market issues. As a result, the Summit Income Funds recorded decent returns that were consistent with their objectives.

HIGHLIGHTS

• Money market securities and GNMA bonds recorded decent gains in the past six months despite almost unprecedented turmoil in the credit markets.

• The Summit Cash Reserves Fund outpaced its Lipper peers, while the Summit GNMA Fund fared modestly worse due to its holdings of securities designed to offset volatility in the GNMA market.

• The Summit Cash Reserves Fund is maintaining a neutral maturity posture because of lingering credit market volatility, while the Summit GNMA Fund is seeking to add modest positions in high-quality securitized issues that have been bid lower.

• Investors are likely to remain nervous about the economy throughout much of 2008, meaning the marketplace should still reward safety and liquidity.

ECONOMY AND INTEREST RATES

The U.S. economy slowed substantially in recent months. The job situation worsened considerably, as payrolls declined in the first four months of 2008. What some viewed as the worst housing crisis since the Great Depression showed few signs of ending, with new home construction continuing to decline and housing prices falling at the fastest levels on record. Turmoil in housing spilled over into the credit markets, resulting in steep losses for Wall Street firms, as they discovered that many mortgage-backed securities in their portfolios were worth considerably less than originally estimated. Consumer sentiment gauges fell to their lowest levels in years, and consumer spending appeared to be falling victim to cautious attitudes and tightened family budgets. Worried investors dumped stocks and other risky assets and rushed into the Treasury market, where yields plunged. (Bond prices and yields move in opposite directions.)

Other sectors of the bond market reacted in a very different fashion to the economic troubles—and particularly to Wall Street’s growing liquidity crisis. The difference in yields between riskier assets and Treasuries—known as credit or yield spreads—widened considerably in the period. The markets for some types of credit instruments stopped functioning as traders became unwilling to take assets onto their books. In other cases, large institutional investors sold securities at significant discounts in order to meet lending obligations.

Over the past six months, the Federal Reserve took a number of steps to address the “credit crunch” and the significant economic slowdown. Most prominently, the Fed reduced short-term interest rates five times, bringing the federal funds rate from 4.50% at the beginning of November 2007 to 2.00% at the end of our reporting period. When adjusted for inflation, the Fed’s target interest rate is now at or below zero. Aside from lowering short-term borrowing costs, the Fed rate cuts have helped ease concerns over the millions of adjustable rate mortgages that might otherwise reset to much higher rates, adding another burden to the frail housing market.

In addition to lowering interest rates, the Fed took several extraordinary steps to restore confidence and stabilize the credit markets. The Fed coordinated action with other central banks to address liquidity concerns in the money markets. The Fed also introduced new forms of lending to financial institutions or changed the terms of existing programs to increase liquidity in the marketplace. Beginning last December, the Fed introduced four significant new programs: the Term Securities Lending Facility, the Primary Dealer Credit Facility, the Term Auction Facility, and the Single-Tranche Open Market Operation Program. The purpose of all of these programs is to provide additional liquidity to depository institutions and primary dealers.

SUMMIT CASH RESERVES FUND

Your fund returned 1.89% for the six-month period ended April 30, 2008. The fund again outpaced the Lipper Money Market Funds Average because of its low expenses and favorable maturity posture. The longer-term returns for the fund have always been attractive and have placed it consistently near the top 10% of all taxable money funds. (Based on cumulative total return, Lipper ranked the Summit Cash Reserves Fund 36 out of 336, 32 out of 311, 32 out of 292, and 20 out of 190 funds for the 1-, 3-, 5-, and 10-year periods ended April 30, 2008, respectively. Results will vary for other time periods. Past performance cannot guarantee future results.)

The Fed’s robust interventions over the past several months have helped overall conditions in the money markets, although credit concerns are still apparent. Most notably, the three-month London Interbank Offered Rate (Libor) remains about 70 basis points (0.70%) higher than the effective federal funds rate, a historically wide gap that indicates some reluctance on the part of banks to lend to one another. While the gap is substantially narrower than it was in mid-December (110 basis points), it may reflect the fact that many banks and financial institutions continue to announce larger-than-expected losses tied to mortgage-related securities or mortgage loans.

In our last report, we noted how several important segments of the overall money markets—although of less importance to the fund—felt the secondary impact of the mortgage crisis last summer. At its peak, asset-backed commercial paper represented well over 50% of the total commercial paper market, which compared to our fund’s consistent weighting of 25% to 30% in this segment. The asset-backed commercial paper market is functioning again but is now over 30% smaller than its peak in August 2007 and is expected to stabilize at close to current levels. The market for structured investment vehicles (SIVs) isstill not functioning. At the end of April, the fund still had exposure to one SIV, Links Finance, which matures on July 11, 2008—a position that represents 0.2% of assets. Our credit analysts have determined that this program is still backed by high-quality assets and will mature at par. (Please refer to our portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

We remain very diligent in maintaining a portfolio that is both highly diversified and very high in credit quality. Every security in the portfolio has been analyzed by the T. Rowe Price credit committee and recommended for the firm’s list of approved short-term investments. No single holding represents more than 1.5% of total assets.

Our maturity posture could be described as “neutral,” with our weighted average maturity (a measure of sensitivity to changes in interest rates) ending the period at 49 days. In a more typical period of Fed easing, we probably would have a maturity closer to the fund’s maximum of 90 days. Due to the negative credit environment, however, we wanted to protect our shareholders’ principal and maintain a more liquid portfolio.

The worst of the “credit crunch” may be over, but we remain vigilant to credit concerns going forward. The Fed has signaled that it wants to maintain its current monetary policy over the near term as long as the economy performs near its projections. Short-term interest rates could stay at current levels through the remainder of 2008. We are optimistic that the economy will find its footing later this year as we continue to work through the housing downturn.

SUMMIT GNMA FUND

The Summit GNMA Fund returned 3.94% for the six-month period ended April 30, 2008. As shown in the table below, the portfolio lagged both the Lipper GNMA Funds Average and the Lehman Brothers index. Nevertheless, the fund managed to end up in the top half of its Lipper peer group for the one-year period ended April 30, 2008, and longer-term performance comparisons remain favorable. (Based on cumulative total return, Lipper ranked the Summit GNMA Fund 27 out of 58, 20 out of 57, 22 out of 57, and 8 out of 31 funds for the 1-, 3-, 5-, and 10-year periods ended April 30, 2008, respectively. Results will vary for other time periods. Past performance cannot guarantee future results.)

The GNMA securities that form the core of our portfolio emerged from the past six months relatively unscathed from a credit perspective thanks to the full faith and credit backing they have from the federal government; nevertheless, all mortgage-backed bonds experienced unprecedented price fluctuations and reached record-wide yield spreads compared to Treasuries during March. Other high-quality issues that form a lesser, but meaningful, part of the fund experienced price deterioration even more intense than that which occurred in the GNMA market. In past letters, we have explained that we are attracted to securities backed by commercial mortgages and other consumer assets because they help diversify the portfolio and are designed to balance out some of the price swings in GNMAs.

We are happy to report that beginning in March, we have seen liquidity begin to return to the market, and since then securitized issues have performed well in relation to equal-duration Treasuries. Nonetheless, our roughly 16% allocation to non-GNMA securities weighed on our relative performance in the period. In particular, a large overweight to AAA rated commercial mortgage-backed securities (CMBS), which experienced their worst performance ever during this time period, dealt a large blow to our returns. We believe that this was a liquidity-driven issue, however, and did not reflect any problems in the underlying credits. We continue to believe the AAA CMBS sector has good fundamental value, and we are currently maintaining our overweight. Since the sector has surged recently, we have opportunistically swapped some of our CMBS positions for other high-quality investments that we believe have greater upside potential.

Other factors impacted our relative results as well. We benefited from our yield curve exposure, and our selection of securities less exposed to borrower prepayment boosted returns by providing some protection from the higher volatility that occurred during the year.

Investors are continuing to watch for signs from Washington of any potential legislative actions that would impact the mortgage market. Congress has increased the maximum amount of loans that Fannie Mae and Freddie Mac can hold on their books, and the government has increased the limits for conforming loans in high-cost markets. As of this writing, legislation has also passed the House of Representatives that would allow the Federal Housing Administration to provide backing to formerly subprime loans providing lenders renegotiate the loan’s terms and principal. While the administration opposes the measure, many investors believe that a watered-down version of the legislation is likely to pass before the elections. Our view is that the bill will be negotiated down to something that will provide some marginal relief, but additional government involvement is likely going into 2009.

Although reconfiguring subprime loans and bringing them into the traditional mortgage market would result in a great deal more supply of the securities—and thus, in theory, induce a rise in yields on GNMAs and other mortgages—the prospect of this occurring has had a modest impact on our market so far. Indeed, GNMA supply has increased substantially in recent months, but this has not prevented GNMA and agency mortgage-backed securities from doing quite well over this period—a reflection, at least in part, of the fact that these issues offer investors yield and liquidity with little or no credit risk.

OUTLOOK

The factors that have guided the markets over the past six months seem likely to persist for much of 2008—if in less extreme form. In particular, investors are likely to remain nervous about the weak economy, which will keep them interested in fixed-income securities and focused especially on high-quality, liquid issues. Our focus in both funds will remain on security and credit quality, and we will continue to rely on the careful research of credit analysts to find the best attributes of risk and reward for our shareholders.

As always, thank you for investing with T. Rowe Price.

Respectfully submitted,

James M. McDonald
Chairman of the Investment Advisory Committee
Summit Cash Reserves Fund

Andrew McCormick
Chairman of the Investment Advisory Committee
Summit GNMA Fund

May 16, 2008

Each fund’s committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing each fund’s investment program.

PORTFOLIO MANAGEMENT CHANGE

Effective April 1, 2008, Andrew McCormick replaced Connice Bavely and took over responsibility for managing the Summit GNMA portfolio and developing and executing its investment program. Before joining T. Rowe Price at the end of March 2008, Mr. McCormick was chief investment officer for Impac Mortgage Holdings. Mr. McCormick also spent a year at Avenue Capital, a New York-based hedge fund, and 11 years as a senior executive in portfolio management at Fannie Mae. Mr. McCormick started his career as a bond trader at Morgan Stanley and CS First Boston.

RISK OF MONEY FUND INVESTING

Because money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

RISK OF GNMA FUND INVESTING

Even though principal and interest payments on GNMAs are guaranteed, an increase in interest rates can cause share price to decline, resulting in a loss of principal. Investors in bond funds are also subject to several other types of risk—interest rate risk, credit risk, prepayment risk, extension risk, and derivatives risk. Because the fund invests primarily in GNMAs, which are backed by the full faith and credit of the U.S. government, its exposure to credit risk is low. A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Prepayments can cause the average maturity of the portfolio to shorten, require the fund to reinvest proceeds at lower interest rates, or even cause certain bonds’ prices to fall below what the fund paid for them, resulting in a capital loss. Increased interest rates can cause the fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund’s share price.

GLOSSARY

30-day SEC yield: A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. The Securities and Exchange Commission (SEC) requires all bond funds to calculate this yield. Yield will vary and is not guaranteed.

Asset-backed securities: Bonds whose payments are backed by a pool of receivables or other financial assets.

Average maturity: For a bond fund, this is the weighted average of the stated maturity dates of the portfolio’s securities. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which can mean greater price fluctuation. A shorter average maturity usually means less interest rate sensitivity and, consequently, a less volatile portfolio.

Basis point: One one-hundredth of one percentage point, or 0.01%.

Call protection: Any of a number of provisions that prohibit a bond’s early redemption for a given period.

Collateralized mortgage obligations (CMOs): Bonds backed by mortgage pass-throughs whose cash flows are directed in different ways to different classes. Some classes may have less risk associated with prepayments, and, by default, the other classes will have more prepayment risk.

Commercial mortgage-backed securities: Bonds backed by loans on commercial rather than residential properties.

Duration: A measure of a bond or bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of five years would fall about 5% in response to a one-percentage-point increase in interest rates, and vice versa.

Lehman Brothers U.S. GNMA Index: Tracks the performance of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Libor: The London Interbank Offered Rate is a benchmark for short-term taxable rates.

Lipper averages: Consist of all mutual funds in a particular category as tracked by Lipper Inc.

Total return: The annual rate of return on a bond, taking into account interest income plus appreciation or depreciation. If a bond is held to maturity, its total return equals its yield to maturity.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities, such as Treasuries or municipal securities. Securities with longer maturities usually have a higher yield. If short-term securities offer a higher yield, then the curve is said to be “inverted.” If short- and long-term bonds are offering equivalent yields, then the curve is said to be “flat.”

Performance and Expenses

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

## Portfolio of Investments ‡

(Amounts in 000s)

| | $ Par | Value |
|---|---|---|
| **ASSET BACKED SECURITIES 0.3%** | | |
| Capital Auto Receivables Asset Trust Series 2008-1, Class A1 3.386%, 2/17/09 (1) | 9,184 | 9,184 |
| DaimlerChrysler Auto Trust Series 2008-A, Class A1 3.152%, 3/9/09 (1) | 5,755 | 5,755 |
| Ford Credit Auto Owner Trust Series 2007-B, Class A1 5.292%, 10/15/08 (1) | 1,525 | 1,525 |
| Ford Credit Auto Owner Trust Series 2008-A, Class A1 4.018%, 2/13/09 (1) | 3,625 | 3,625 |
| Total Asset Backed Securities (Cost $20,089) | | 20,089 |
| **BANK NOTE 2.4%** | | |
| American Express Bank, VR, 2.741%, 5/7/08 | 21,315 | 21,315 |
| Bank of America, 2.945%, 7/18/08 | 8,000 | 8,005 |
| BB&T, 4.81%, 5/19/08 | 42,000 | 42,000 |
| PNC Bank, VR, 2.666%, 6/17/08 | 23,000 | 22,999 |
| U.S. Bank, 2.90%, 5/13/08 | 47,000 | 47,000 |
| Total Bank Note (Cost $141,319) | | 141,319 |
| **CERTIFICATES OF DEPOSIT 17.4%** | | |
| **Domestic 3.7% (2)** | | |
| Bank of New York, VR, 3.132%, 5/2/08 | 1,500 | 1,500 |
| Chase Bank, 4.70%, 5/7/08 | 8,010 | 8,013 |
| Credit Suisse New York, 2.50%, 6/18/08 | 35,000 | 35,000 |
| DEPFA Bank, 2.77%, 5/6/08 | 32,750 | 32,750 |
| DEPFA Bank, 2.865%, 5/23/08 | 5,000 | 5,000 |
| Fifth Third Bank, 2.75%, 6/17/08 | 33,000 | 33,000 |
| Harris Bank, VR, 2.734%, 10/20/08 | 6,750 | 6,743 |
| JPMorgan Chase Bank, 2.80%, 6/5/08 | 15,000 | 15,000 |

| | | |
|---|---|---|
| Marshall & Ilsley Bank, 2.72%, 7/10/08 | 21,000 | 21,000 |
| PNC Bank, VR, 3.127%, 2/23/09 | 11,000 | 11,000 |
| Wachovia Bank, VR, 2.92%, 1/12/09 | 12,500 | 12,500 |
| Wilmington Trust, 3.00%, 7/24/08 | 5,000 | 5,000 |
| Wilmington Trust, 3.75%, 6/18/08 | 2,000 | 2,000 |
| Wilmington Trust, 4.37%, 5/19/08 | 22,150 | 22,150 |
| Wilmington Trust, 4.75%, 6/26/08 | 6,000 | 6,000 |
| | | 216,656 |
| **Eurodollar 5.5% (3)** | | |
| ABN AMRO, 2.85%, 5/8/08 | 49,000 | 49,000 |
| Banco Bilbao Vizcaya Argentina, 2.74%, 7/17/08 | 44,000 | 44,000 |
| Banco Santander, 2.96%, 8/8/08 | 18,000 | 18,001 |
| Bank of Nova Scotia, 2.85%, 5/6/08 | 17,000 | 17,000 |
| Bank of Scotland, 2.72%, 9/12/08 | 30,000 | 30,000 |
| Barclays Bank, 3.193%, 7/24/08 | 37,000 | 37,000 |
| Credit Agricole, 3.75%, 7/22/08 | 15,000 | 15,000 |
| HSBC Bank, 2.75%, 6/18/08 | 16,000 | 16,005 |
| HSBC Bank, 3.03%, 7/28/08 | 10,000 | 10,013 |
| HSBC Bank, 3.40%, 7/24/08 | 23,000 | 23,011 |
| Lloyds TSB Bank, 3.00%, 5/12/08 | 50,000 | 50,000 |
| National Australia Bank, 2.80%, 7/7/08 | 1,000 | 1,000 |
| Royal Bank of Scotland, 4.30%, 7/9/08 | 18,000 | 18,050 |
| | | 328,080 |
| **Yankee 8.2% (4)** | | |
| Allied Irish Bank, 3.20%, 7/23/08 | 24,000 | 24,000 |
| Banco Bilbao Vizcaya, 3.005%, 10/28/08 | 5,000 | 5,000 |
| Bank of Ireland, VR, 3.099%, 1/30/09 | 15,000 | 15,000 |
| Bank of Montreal (Chicago), 3.00%, 5/6/08 | 6,750 | 6,750 |

**COMMERCIAL PAPER 56.4%**

4(2) 37.9% (5)

| | | |
|---|---|---|
| Allied Irish Banks, 2.65%, 6/13/08 | 2,000 | 1,994 |
| Alpine Securitization, 2.77%, 5/19/08 | 14,000 | 13,981 |
| Alpine Securitization, 2.78%, 5/19/08 | 13,500 | 13,481 |
| Alpine Securitization, 2.80%, 5/2/08 | 5,000 | 5,000 |
| Alpine Securitization, 2.80%, 5/8/08 | 10,000 | 9,995 |
| Alpine Securitization, 2.80%, 5/9/08 | 17,500 | 17,489 |
| Alpine Securitization, 2.88%, 6/19/08 | 10,000 | 9,961 |
| Atlantic Asset Securitization, 2.50%, 5/1/08 | 2,137 | 2,137 |
| Atlantic Asset Securitization, 2.65%, 9/22/08 | 9,000 | 8,905 |
| Atlantic Asset Securitization, 2.70%, 5/9/08 | 1,300 | 1,299 |
| Atlantic Asset Securitization, 2.74%, 5/12/08 | 9,750 | 9,742 |
| Atlantic Asset Securitization, 2.80%, 6/2/08 | 22,000 | 21,945 |
| Atlantic Asset Securitization, 2.82%, 5/27/08 | 22,000 | 21,955 |
| Atlantic Asset Securitization, 2.85%, 5/13/08 | 9,700 | 9,691 |
| Atlantic Asset Securitization, 2.88%, 5/23/08 | 3,450 | 3,444 |
| Atlantic Asset Securitization, 2.90%, 5/20/08 | 2,660 | 2,656 |
| Atlantic Asset Securitization, 3.17%, 5/2/08 | 3,000 | 3,000 |
| Atlantic Asset Securitization, 3.20%, 5/1/08 | 20,000 | 20,000 |
| Bank of America Credit Card Trust, 3.10%, 6/13/08 | 2,000 | 1,993 |
| Bank of America Credit Card Trust, 3.10%, 7/7/08 | 15,000 | 14,913 |
| Bank of America Credit Card Trust, 3.12%, 6/13/08 | 28,800 | 28,693 |
| Bank of America Credit Card Trust, 3.25%, 6/5/08 | 10,000 | 9,968 |
| Bank of America Credit Card Trust, 3.30%, 5/12/08 | 25,000 | 24,975 |
| Bank of Ireland, 3.00%, 5/8/08 | 7,000 | 6,996 |
| BASF, 2.30%, 5/28/08 | 5,000 | 4,991 |
| BASF, 2.42%, 10/31/08 | 30,000 | 29,631 |
| Beagle Funding, 2.72%, 6/30/08 | 20,000 | 19,909 |

| | | |
|---|---|---|
| Bryant Park Funding, 2.65%, 6/24/08 | 2,000 | 1,992 |
| Bryant Park Funding, 2.70%, 7/9/08 | 12,000 | 11,938 |
| Bryant Park Funding, 2.72%, 7/14/08 | 11,000 | 10,938 |
| Bryant Park Funding, 2.85%, 5/19/08 | 1,635 | 1,633 |
| Bryant Park Funding, 2.87%, 5/21/08 | 36,000 | 35,943 |
| Bryant Park Funding, 2.87%, 6/12/08 | 10,437 | 10,402 |
| Bryant Park Funding, 2.87%, 7/22/08 | 2,750 | 2,732 |
| Bryant Park Funding, 3.05%, 5/12/08 | 8,000 | 7,993 |
| Cafco, 2.75%, 7/9/08 | 16,500 | 16,413 |
| Cafco, 3.10%, 6/12/08 | 42,615 | 42,461 |
| Cafco, 3.16%, 5/22/08 | 21,000 | 20,961 |
| Cafco, 3.17%, 5/16/08 | 4,000 | 3,995 |
| Cargill, 2.50%, 5/29/08 | 6,628 | 6,615 |
| Cargill Asia Pacific, 2.50%, 5/9/08 | 10,000 | 9,994 |
| Cargill Asia Pacific, 2.65%, 5/2/08 | 5,000 | 5,000 |
| Chariot Funding, 2.50%, 6/18/08 | 40,350 | 40,215 |
| Chariot Funding, 2.68%, 6/26/08 | 2,250 | 2,241 |
| Chariot Funding, 2.75%, 5/7/08 | 12,896 | 12,890 |
| Chariot Funding, 2.75%, 5/8/08 | 15,000 | 14,992 |
| Chariot Funding, 2.75%, 5/12/08 | 2,581 | 2,579 |
| Chariot Funding, 2.75%, 6/12/08 | 6,680 | 6,659 |
| Chariot Funding, 2.85%, 7/24/08 | 5,000 | 4,967 |
| Ciesco, 2.55%, 5/15/08 | 14,165 | 14,151 |
| Ciesco, 2.72%, 5/2/08 | 12,250 | 12,249 |
| Ciesco, 2.75%, 5/15/08 | 1,300 | 1,299 |
| Ciesco, 2.80%, 5/2/08 | 3,150 | 3,150 |
| Ciesco, 2.91%, 7/16/08 | 3,000 | 2,982 |
| Ciesco, 3.06%, 6/16/08 | 13,000 | 12,949 |
| Ciesco, 3.17%, 5/28/08 | 20,750 | 20,701 |

| | | |
|---|---|---|
| Ciesco, 3.20%, 7/25/08 | 16,500 | 16,375 |
| Citibank Credit Card Issuance Trust, 3.12%, 6/23/08 | 42,000 | 41,807 |
| Citibank Credit Card Issuance Trust, 3.20%, 7/17/08 | 42,000 | 41,713 |
| Coca-Cola, 2.58%, 6/6/08 | 14,225 | 14,188 |
| CRC Funding, 2.65%, 5/27/08 | 15,000 | 14,971 |
| CRC Funding, 2.75%, 7/11/08 | 6,000 | 5,967 |
| CRC Funding, 2.78%, 5/20/08 | 10,350 | 10,335 |
| CRC Funding, 2.80%, 7/24/08 | 9,000 | 8,941 |
| CRC Funding, 3.10%, 5/28/08 | 3,000 | 2,993 |
| CRC Funding, 3.15%, 5/28/08 | 6,300 | 6,285 |
| CRC Funding, 3.16%, 5/29/08 | 35,000 | 34,914 |
| Danske, VR, 3.05%, 4/9/09 | 34,000 | 34,000 |
| Eksportfinans, 2.50%, 7/29/08 | 50,000 | 49,691 |
| Eksportfinans, 2.85%, 5/13/08 | 17,000 | 16,984 |
| Fairway Finance, 2.70%, 6/6/08 | 4,000 | 3,989 |
| Fairway Finance, 2.85%, 6/5/08 | 2,400 | 2,393 |
| Fairway Finance, 2.87%, 5/5/08 | 23,460 | 23,453 |
| Fairway Finance, 3.13%, 5/23/08 | 5,400 | 5,390 |
| Falcon Asset Securitization, 2.65%, 5/20/08 | 14,000 | 13,980 |
| Falcon Asset Securitization, 2.67%, 5/19/08 | 20,000 | 19,973 |
| Falcon Asset Securitization, 2.70%, 5/14/08 | 1,232 | 1,231 |
| Falcon Asset Securitization, 2.80%, 5/27/08 | 8,315 | 8,298 |
| Falcon Asset Securitization, 2.85%, 7/18/08 | 7,744 | 7,696 |
| Falcon Asset Securitization, 3.00%, 5/6/08 | 25,000 | 24,990 |
| Falcon Asset Securitization, 3.15%, 5/2/08 | 3,000 | 3,000 |
| Grampian Funding, 2.64%, 6/11/08 | 6,000 | 5,982 |
| Grampian Funding, 2.70%, 6/11/08 | 31,400 | 31,303 |
| Grampian Funding, 3.10%, 6/3/08 | 12,000 | 11,966 |
| Grampian Funding, 3.12%, 5/27/08 | 35,000 | 34,921 |

| | | |
|---|---|---|
| Hartford Financial Services, 2.35%, 6/20/08 | 18,373 | 18,313 |
| Hartford Financial Services, 2.45%, 5/9/08 | 1,000 | 999 |
| Jupiter Securitization Company, 2.65%, 5/30/08 | 20,000 | 19,957 |
| Jupiter Securitization Company, 2.70%, 5/14/08 | 13,000 | 12,987 |
| Jupiter Securitization Company, 2.75%, 5/14/08 | 8,000 | 7,992 |
| Jupiter Securitization Company, 2.83%, 5/14/08 | 4,165 | 4,161 |
| Jupiter Securitization Company, 2.85%, 5/20/08 | 27,516 | 27,475 |
| Jupiter Securitization Company, 2.85%, 5/22/08 | 12,000 | 11,980 |
| Kitty Hawk Funding, 2.55%, 5/22/08 | 3,000 | 2,996 |
| Kitty Hawk Funding, 2.60%, 5/14/08 | 6,000 | 5,994 |
| Kitty Hawk Funding, 2.73%, 5/19/08 | 21,590 | 21,561 |
| Kitty Hawk Funding, 2.73%, 6/2/08 | 33,871 | 33,789 |
| Kitty Hawk Funding, 2.85%, 6/10/08 | 5,000 | 4,984 |
| Kitty Hawk Funding, 3.03%, 5/16/08 | 6,116 | 6,108 |
| Lehman Brothers, 3.10%, 7/11/08 | 30,000 | 29,817 |
| MassMutual Life Insurance, 2.45%, 5/6/08 | 4,400 | 4,398 |
| MassMutual Life Insurance, 2.45%, 5/12/08 | 22,975 | 22,958 |
| MassMutual Life Insurance, 2.45%, 5/13/08 | 10,000 | 9,992 |
| MassMutual Life Insurance, 2.45%, 5/14/08 | 13,000 | 12,988 |
| Nestle Finance France, 2.77%, 5/8/08 | 64,401 | 64,366 |
| New York Life Capital, 2.27%, 5/2/08 | 27,454 | 27,452 |
| New York Life Capital, 2.28%, 5/2/08 | 5,133 | 5,133 |
| Old Line Funding, 2.75%, 5/30/08 | 3,000 | 2,993 |
| Old Line Funding, 2.75%, 6/20/08 | 3,000 | 2,989 |
| Old Line Funding, 2.88%, 6/20/08 | 3,125 | 3,112 |
| Old Line Funding, 2.89%, 7/25/08 | 14,000 | 13,904 |
| Old Line Funding, 2.90%, 6/20/08 | 30,000 | 29,879 |
| Old Line Funding, 2.90%, 7/25/08 | 12,000 | 11,918 |
| Old Line Funding, 3.15%, 5/2/08 | 10,000 | 9,999 |

| | | |
|---|---|---|
| Old Line Funding, 3.18%, 5/2/08 | 5,549 | 5,549 |
| Park Avenue Receivables, 2.65%, 5/28/08 | 12,000 | 11,976 |
| Park Avenue Receivables, 2.67%, 5/13/08 | 8,000 | 7,993 |
| Park Avenue Receivables, 2.70%, 5/13/08 | 12,057 | 12,046 |
| Park Avenue Receivables, 2.70%, 5/14/08 | 16,128 | 16,112 |
| Park Avenue Receivables, 2.75%, 5/9/08 | 6,200 | 6,196 |
| Park Avenue Receivables, 2.85%, 5/2/08 | 1,677 | 1,677 |
| Park Avenue Receivables, 3.05%, 5/7/08 | 6,500 | 6,497 |
| Pfizer, 2.50%, 6/5/08 | 5,000 | 4,988 |
| Pfizer, 4.39%, 6/10/08 | 30,000 | 29,854 |
| Pfizer, 4.45%, 5/15/08 | 30,000 | 29,948 |
| Philip Morris International, 2.30%, 5/6/08 | 5,000 | 4,998 |
| Philip Morris International, 2.30%, 5/9/08 | 13,000 | 12,993 |
| Philip Morris International, 2.42%, 5/29/08 | 10,000 | 9,981 |
| Ranger Funding, 2.67%, 6/17/08 | 6,600 | 6,577 |
| Ranger Funding, 2.67%, 7/25/08 | 7,000 | 6,956 |
| Ranger Funding, 2.70%, 6/6/08 | 20,000 | 19,946 |
| Ranger Funding, 2.70%, 6/19/08 | 21,000 | 20,923 |
| Ranger Funding, 2.75%, 7/11/08 | 13,000 | 12,929 |
| Ranger Funding, 2.85%, 7/25/08 | 16,600 | 16,488 |
| Royal Bank of Scotland, 4.20%, 5/21/08 | 1,000 | 998 |
| Royal Bank of Scotland, 4.82%, 6/12/08 | 23,000 | 22,871 |
| SmithKline Beecham, 2.30%, 6/27/08 | 70,000 | 69,745 |
| Solitaire Funding, 2.65%, 6/23/08 | 16,000 | 15,938 |
| Solitaire Funding, 2.80%, 7/15/08 | 25,000 | 24,854 |
| Solitaire Funding, 3.20%, 5/28/08 | 5,000 | 4,988 |
| Solitaire Funding, 3.20%, 6/5/08 | 38,000 | 37,882 |
| Total Fina Elf Capital, 2.19%, 6/30/08 | 9,000 | 8,967 |
| Tulip Funding, 2.75%, 9/11/08 | 43,719 | 43,275 |

| | | |
|---|---|---|
| Tulip Funding, 2.77%, 5/14/08 | 26,000 | 25,974 |
| Variable Funding Capital, 2.75%, 5/22/08 | 7,000 | 6,989 |
| Variable Funding Capital, 2.82%, 6/5/08 | 1,340 | 1,336 |
| Variable Funding Capital, 2.87%, 7/23/08 | 33,000 | 32,782 |
| Westpac Banking, 2.70%, 7/9/08 | 15,000 | 14,922 |
| Westpac Securities, VR, 3.305%, 1/28/09 | 26,000 | 26,000 |
| Yorktown Capital, 2.70%, 6/6/08 | 6,000 | 5,984 |
| Yorktown Capital, 2.73%, 6/17/08 | 8,000 | 7,971 |
| Yorktown Capital, 2.82%, 5/20/08 | 13,500 | 13,480 |
| Yorktown Capital, 2.85%, 5/5/08 | 1,071 | 1,071 |
| Yorktown Capital, 2.85%, 5/23/08 | 13,999 | 13,975 |
| Yorktown Capital, 2.85%, 6/4/08 | 6,810 | 6,792 |
| Yorktown Capital, 2.85%, 7/7/08 | 5,000 | 4,973 |
| Yorktown Capital, 2.85%, 7/21/08 | 15,854 | 15,752 |
| Yorktown Capital, 3.00%, 5/6/08 | 1,256 | 1,255 |
| | | 2,242,102 |
| **Non-4(2) 18.5%** | | |
| BNP Paribas Finance, 2.615%, 6/30/08 | 7,000 | 6,970 |
| CBA (Delaware) Finance, 2.69%, 7/11/08 | 17,400 | 17,308 |
| CBA (Delaware) Finance, 2.71%, 7/9/08 | 13,000 | 12,932 |
| CBA (Delaware) Finance, 2.76%, 6/13/08 | 7,000 | 6,977 |
| CBA (Delaware) Finance, 2.80%, 6/12/08 | 1,000 | 997 |
| Citigroup Funding, 2.55%, 6/17/08 | 4,000 | 3,987 |
| Citigroup Funding, 2.75%, 6/12/08 | 25,000 | 24,920 |
| Citigroup Funding, 2.93%, 7/23/08 | 30,000 | 29,797 |
| Cornell University, 2.40%, 5/6/08 | 12,000 | 11,996 |
| Cornell University, 2.60%, 6/2/08 | 2,000 | 1,995 |
| DaimlerChrysler Revolving Auto Conduit, 3.00%, 5/23/08 | 1,000 | 998 |
| DaimlerChrysler Revolving Auto Conduit, 3.00%, 6/6/08 | 8,000 | 7,976 |

| | | |
|---|---|---|
| DaimlerChrysler Revolving Auto Conduit, 3.00%, 6/18/08 | 5,000 | 4,980 |
| DaimlerChrysler Revolving Auto Conduit, 3.00%, 6/25/08 | 18,000 | 17,918 |
| DaimlerChrysler Revolving Auto Conduit, 3.20%, 5/9/08 | 10,000 | 9,993 |
| Dexia Delaware, 2.61%, 5/1/08 | 50,000 | 50,000 |
| Dexia Delaware, 2.62%, 5/2/08 | 20,000 | 19,999 |
| DnB NOR Bank, 2.74%, 7/10/08 | 20,000 | 19,893 |
| DnB NOR Bank, 2.75%, 7/14/08 | 15,000 | 14,915 |
| Electricite de France, 2.73%, 11/4/08 | 33,000 | 32,535 |
| European Investment Bank, 2.59%, 5/9/08 | 65,500 | 65,462 |
| FCAR Owner Trust, 2.85%, 7/29/08 | 10,000 | 9,930 |
| FCAR Owner Trust, 3.05%, 6/6/08 | 13,600 | 13,559 |
| FCAR Owner Trust, 3.11%, 6/23/08 | 47,686 | 47,468 |
| FCAR Owner Trust, 4.06%, 6/24/08 | 11,500 | 11,430 |
| GE Capital, 2.45%, 8/25/08 | 23,000 | 22,818 |
| GE Capital, 2.46%, 7/22/08 | 36,000 | 35,798 |
| GE Capital, 2.55%, 8/13/08 | 18,000 | 17,867 |
| ING Funding, 2.62%, 7/10/08 | 25,000 | 24,873 |
| ING Funding, 2.75%, 5/20/08 | 1,000 | 999 |
| ING Funding, 2.82%, 7/25/08 | 10,000 | 9,933 |
| ING Funding, 3.75%, 5/20/08 | 5,000 | 4,990 |
| International Lease Finance, 2.70%, 6/10/08 | 19,200 | 19,142 |
| International Lease Finance, 2.73%, 6/13/08 | 19,500 | 19,436 |
| Intesa Funding, 2.70%, 6/16/08 | 5,400 | 5,381 |
| Intesa Funding, 2.73%, 6/16/08 | 3,200 | 3,189 |
| Intesa Funding, 2.75%, 6/16/08 | 5,900 | 5,879 |
| John Hopkins University, 2.50%, 5/22/08 | 9,888 | 9,888 |
| KBC Financial Products International, 2.68%, 8/4/08 | 30,000 | 29,788 |
| KBC Financial Products International, 2.97%, 5/15/08 | 4,000 | 3,995 |
| Merrill Lynch, 2.79%, 6/18/08 | 28,000 | 27,896 |

| | | |
|---|---|---|
| Merrill Lynch, 2.80%, 5/30/08 | 3,150 | 3,143 |
| Morgan Stanley, 2.78%, 6/23/08 | 33,000 | 32,865 |
| Morgan Stanley, 3.12%, 5/19/08 | 9,000 | 8,986 |
| PACCAR Financial, 2.55%, 6/3/08 | 20,600 | 20,552 |
| Queensland Treasury, 2.25%, 5/30/08 | 10,000 | 9,982 |
| Rabobank USA Financial, 2.50%, 5/20/08 | 3,000 | 2,996 |
| Sanpaolo IMI U.S. Financial, 2.70%, 7/9/08 | 5,000 | 4,974 |
| Sanpaolo IMI U.S. Financial, 2.73%, 7/9/08 | 4,100 | 4,079 |
| Sanpaolo IMI U.S. Financial, 2.75%, 5/28/08 | 2,700 | 2,694 |
| Sanpaolo IMI U.S. Financial, 2.80%, 6/13/08 | 2,000 | 1,993 |
| Sanpaolo IMI U.S. Financial, 2.85%, 5/28/08 | 2,000 | 1,996 |
| Siemens Capital, 2.20%, 7/25/08 | 40,000 | 39,792 |
| Societe Generale North America, 3.65%, 7/11/08 | 7,550 | 7,496 |
| St. Joseph County, University of Notre Dame, 2.60%, 5/1/08 | 10,000 | 10,000 |
| Stanford University, 2.30%, 5/6/08 | 6,850 | 6,848 |
| Stanford University, 2.40%, 5/8/08 | 21,000 | 20,990 |
| Toyota Credit Puerto Rico, 4.02%, 5/9/08 | 55,000 | 54,951 |
| Toyota Motor Credit, 2.60%, 7/15/08 | 15,000 | 14,919 |
| Trinity Health, 2.85%, 5/5/08 | 22,000 | 21,993 |
| Trinity Health, 2.85%, 5/12/08 | 11,500 | 11,490 |
| UBS Finance (Delaware), 2.77%, 7/10/08 | 50,000 | 49,731 |
| UBS Finance (Delaware), 2.90%, 6/5/08 | 1,991 | 1,985 |
| UBS Finance (Delaware), 3.00%, 5/5/08 | 17,000 | 16,994 |
| Wrigley, 2.05%, 6/30/08 | 21,000 | 20,928 |
| Yale University, 2.40%, 5/15/08 | 28,000 | 27,974 |
| Yale University, 2.72%, 5/6/08 | 4,000 | 3,998 |
| | | 1,091,156 |
| Total Commercial Paper (Cost $3,333,258) | | 3,333,258 |

## FUNDING AGREEMENTS 0.1%

| | | |
|---|---|---|
| Transamerica Occidental Life Insurance, VR 2.859%, 9/30/08, Acquisition Date: 11/1/04 Acquisition Cost $5,000 (6) | 5,000 | 5,000 |
| Total Funding Agreements (Cost $5,000) | | 5,000 |

## MEDIUM-TERM NOTES 15.8%

| | | |
|---|---|---|
| 3M, VR, 5.827%, 12/12/08 (1) | 28,000 | 28,534 |
| 3M, VR, 5.827%, 12/12/08 (1) | 24,750 | 24,946 |
| Allied Irish Bank, VR, 2.78%, 8/18/08 (1) | 22,000 | 22,000 |
| Allstate Life Global Funding II, VR, 2.696%, 6/30/08 | 24,000 | 24,001 |
| Allstate Life Global Funding II, VR, 2.71%, 9/4/08 | 4,000 | 4,000 |
| American General Finance, VR, 2.785%, 6/27/08 | 4,000 | 4,001 |
| American Honda Finance, VR, 2.619%, 6/23/08 (1) | 2,500 | 2,500 |
| American Honda Finance, VR, 2.698%, 7/7/08 (1) | 11,250 | 11,250 |
| American Honda Finance, VR, 3.145%, 8/6/08 (1) | 4,000 | 4,000 |
| American Honda Finance, VR, 3.168%, 5/12/08 (1) | 4,750 | 4,750 |
| Anglo Irish Bank, VR, 2.781%, 9/5/08 (1) | 18,750 | 18,750 |
| Australia & New Zealand Banking, VR, 2.918%, 8/22/08 (1) | 29,600 | 29,600 |
| Australia & New Zealand Banking, VR, 3.004%, 7/3/08 (1) | 15,000 | 15,000 |
| Banco Santander, VR, 2.723%, 8/15/08 (1) | 29,000 | 29,000 |
| Bank of Ireland, VR, 2.79%, 8/18/08 (1) | 27,000 | 27,000 |
| BellSouth, 4.973%, 4/26/09 (1) | 14,000 | 14,177 |
| BMW US Capital, VR, 2.741%, 9/4/08 (1) | 26,000 | 26,000 |
| BNP Paribas, VR, 3.06%, 5/19/08 (1) | 30,000 | 30,000 |
| Caterpillar Financial Services, 4.50%, 9/1/08 | 6,000 | 6,034 |
| Caterpillar Financial Services, VR, 2.977%, 10/28/08 | 10,500 | 10,495 |
| Citigroup, VR, 3.162%, 5/2/08 | 25,000 | 25,000 |
| Danske Bank, VR, 2.77%, 8/19/08 (1) | 10,000 | 10,000 |
| GE Capital, VR, 2.86%, 5/19/08 | 6,250 | 6,250 |

| | | |
|---|---|---|
| Goldman Sachs, 3.02%, 7/23/08 | 12,000 | 12,000 |
| Goldman Sachs, VR, 2.753%, 8/4/08 | 30,000 | 30,000 |
| HBOS Treasury Services, VR, 2.724%, 9/8/08 (1) | 6,000 | 6,000 |
| HBOS Treasury Services, VR, 2.731%, 9/5/08 (1) | 30,000 | 30,000 |
| IBM, VR, 2.66%, 9/2/08 (1) | 28,000 | 27,999 |
| Intesa Bank Ireland, VR, 2.905%, 8/22/08 (1) | 27,000 | 27,000 |
| Irish Life & Permanent, VR, 2.904%, 8/21/08 (1) | 29,000 | 29,000 |
| Jackson National Life Global Funding, 3.50%, 1/22/09 (1) | 3,555 | 3,548 |
| JPMorgan Chase, VR, 2.693%, 9/2/08 | 20,000 | 20,000 |
| JPMorgan Chase, VR, 2.724%, 4/3/09 | 6,000 | 5,988 |
| Kimberly-Clark, 4.42%, 12/19/08 (1) | 18,000 | 17,986 |
| Kommunalkredit Austria, VR, 2.734%, 9/8/08 (1) | 33,750 | 33,750 |
| Lehman Brothers, VR, 2.675%, 9/26/08 | 12,000 | 12,000 |
| Links Finance, VR, 2.686%, 7/11/08 (1) | 15,000 | 15,000 |
| Merrill Lynch, VR, 2.892%, 8/15/08 | 10,000 | 10,000 |
| MetLife Global Funding, 3.80%, 1/20/09 (1) | 19,000 | 19,000 |
| National Australia Bank, VR, 2.741%, 9/5/08 (1) | 41,250 | 41,234 |
| Nationwide Building Society, VR, 2.801%, 9/7/08 (1) | 20,000 | 20,000 |
| Nationwide Life Global Funding, VR, 2.886%, 8/27/08 (1) | 30,000 | 30,000 |
| Pacific Life Global Funding, VR, 2.69%, 8/8/08 (1) | 25,000 | 25,000 |
| Pricoa Global Funding, VR, 2.886%, 8/27/08 (1) | 31,250 | 31,250 |
| Proctor & Gamble International Funding, VR, 3.14%, 2/19/09 | 25,000 | 25,000 |
| SLM Corporation, VR, 2.728%, 5/12/08 (1) | 32,000 | 32,000 |
| Svenska Handelsbanken, VR, 2.79%, 8/20/08 (1) | 11,000 | 11,000 |
| UniCredito Italiano Bank (Ireland), VR, 2.706%, 8/8/08 (1) | 31,000 | 31,000 |
| Wachovia, 3.625%, 2/17/09 | 4,000 | 4,000 |
| Westpac Banking, VR, 2.731%, 9/5/08 (1) | 8,000 | 8,000 |
| Total Medium-Term Notes (Cost $935,043) | | 935,043 |

**MUNICIPAL SECURITIES 7.6%**

| | | |
|---|---|---|
| Brazos Higher Ed. Auth., VRDN, 3.10%, 6/1/39 | 13,600 | 13,600 |
| Catholic Health Initiatives, TECP, 2.80%, 7/17/08 | 6,000 | 6,000 |
| Catholic Health Initiatives, TECP, 3.00%, 5/21/08 | 18,000 | 18,000 |
| Catholic Health Initiatives, TECP, 3.08%, 6/5/08 | 13,800 | 13,800 |
| Catholic Health Initiatives, TECP, 4.85%, 5/2/08 | 2,500 | 2,500 |
| Colorado Housing Fin. Auth., Multi-Family VRDN, 3.65%, 10/1/32 | 10,260 | 10,260 |
| Colorado Housing Fin. Auth., Multi-Family VRDN, 3.65%, 10/1/34 | 8,735 | 8,735 |
| Colorado Housing Fin. Auth., Multi-Family VRDN, 3.65%, 4/1/36 | 9,365 | 9,365 |
| Colorado Housing Fin. Auth., Multi-Family VRDN, 3.65%, 10/1/36 | 7,710 | 7,710 |
| Colorado Housing Fin. Auth., Multi-Family VRDN, 3.65%, 10/1/38 | 13,931 | 13,931 |
| Colorado Housing Fin. Auth., Single Family VRDN, 3.55%, 11/1/30 | 6,200 | 6,200 |
| Colorado Housing Fin. Auth., Single Family VRDN, 3.55%, 11/1/34 | 10,850 | 10,850 |
| Colorado Housing Fin. Auth., Single Family VRDN, 3.55%, 5/1/35 | 11,860 | 11,860 |
| Colorado Housing Fin. Auth., Single Family VRDN, 3.55%, 11/1/36 | 5,375 | 5,375 |
| Colorado Housing Fin. Auth., Single Family VRDN, 3.55%, 5/1/38 | 8,500 | 8,500 |
| Denver School Dist. #1, VRDN, 3.02%, 12/15/37 (7) | 1,000 | 1,000 |
| Denver School Dist. #1, VRDN, 3.10%, 12/15/37 (7) | 11,000 | 11,000 |
| Gaithersburg Economic Dev., Asbury Obligation Group VRDN, 2.93%, 1/1/36 | 6,410 | 6,410 |
| Maryland CDA, VRDN, 3.45%, 9/1/31 | 25,000 | 25,000 |
| Miami-Dade County IDA, Dolphin Stadium VRDN, 3.00%, 7/1/31 | 27,200 | 27,200 |

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on October 29, 1993. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

New Accounting Pronouncements Effective November 1, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosure of fair value measurements in the financial statements. It is effective for the fund’s fiscal year beginning November 1, 2008. Management expects adoption of FAS 157 will have no material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2008.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2007, the fund had $59,000 of unused capital loss carryforwards, of which $2,000 expire in fiscal 2008, $4,000 expire in fiscal 2009, $1,000 expire in fiscal 2010, $6,000 expire in fiscal 2013, $36,000 expire in fiscal 2014, and $10,000 expire in fiscal 2015.

At April 30, 2008, the cost of investments for federal income tax purposes was $5,938,446,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2008, approximately 1% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated to the fund under these special servicing agreements are borne by Price Associates, pursuant to its all-inclusive fee agreement. At April 30, 2008, less than 1% of the outstanding shares of the fund were held by the Spectrum Funds and none were held by the Retirement Funds.

As of April 30, 2008, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 339,605,150 shares of the fund, representing 6% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 4, 2008, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research. The Board reviewed information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered the extent to which economies of scale were being realized by the Manager and whether the fund or other funds benefit from any such economies of scale under the fee levels set forth in the Contract. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and that the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board reviewed the fund’s single-fee structure and compared it with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s management fee was at or above the median of comparable funds. (For these purposes, the Board assumed the management fee was equal to the single fee less the fund’s operating expenses.) The information also showed that the fund’s expense ratio was below the median of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 17, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	June 17, 2008